SCOPE OF CONSOLIDATION - Joint Ventures Narrative (Details) t in Millions									12 Months Ended
	Feb. 13, 2020 USD ($)	Dec. 31, 2019 USD ($) plant_system plant service_centers	Dec. 16, 2019 USD ($)	Dec. 11, 2019	Dec. 09, 2019 USD ($)	Nov. 29, 2018 USD ($)	Oct. 26, 2018 USD ($) stage	May 28, 2018 USD ($)	Dec. 31, 2019 USD ($) plant_system plant service_centers t	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 20, 2018 USD ($)
Disclosure of joint ventures [line items]
Sharing of cash flow hedge gain with joint venture partner									$ 141,000,000
Borrowings		$ 14,340,000,000							14,340,000,000
Proceeds from current borrowings									600,000,000	$ 2,319,000,000	$ 1,859,000,000
Impairment charges									0	132,000,000	26,000,000
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment									105,000,000	15,000,000	$ 21,000,000
7.0 billion Term Facility, Due in 2020
Disclosure of joint ventures [line items]
Borrowings		0							0	1,000,000,000
Proceeds from current borrowings					$ 2,571,000,000	$ 1,000,000,000
Notional amount		$ 7,000,000,000.0							$ 7,000,000,000.0			$ 7,000,000,000
AMNS India
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture				60.00%					60.00%
Number of iron ore beneficiation plants | plant		2							2
Number of service centers | service_centers		7							7
Number of pellet plant systems | plant_system		2							2
Payments to acquire interests in joint venture, upfront payment							$ 6,000,000,000.0
Payments to acquire interests in joint venture, capital injection							1,100,000,000
Performance guarantee							600,000,000			567,000,000
Contractual capital commitments							$ 2,600,000,000
Contractual capital commitments, resolution plan, number of stages | stage							2
Contractual capital commitments, resolution plan, period							6 years
Cash repayments of advances and loans from related parties		$ 680,000,000
AMNS India | Major business combination
Disclosure of joint ventures [line items]
Equity interests of acquirer	$ 840,000,000
Macsteel
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture											50.00%
Macsteel | Disposal group, disposed of by sale, not discontinued operations
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture								50.00%
Impairment charges								$ 132,000,000		$ 132,000,000
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment								$ 142,000,000
Calvert
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture									50.00%	50.00%	50.00%
Purchase agreement term									6 years
Purchase agreement amount of tonnes | t									2
Purchase agreement, option to extend term									3 years
AMNS India
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			60.00%
Equity interests of acquirer			$ 1,362,000,000
Portion of consideration paid consisting of cash and cash equivalents			360,000,000
Proceeds from cash flow hedges									$ 293,000,000
Portion of consideration paid consisting of cash and cash equivalents, equity contribution			193,000,000
Reclassification adjustments on cash flow hedges, net of tax			353,000,000
AMNS India | Uttam Galva
Disclosure of joint ventures [line items]
Equity interests of acquirer			173,000,000
AMNS India | Joint Venture | NSC
Disclosure of joint ventures [line items]
Cash advances and loans from related parties			1,475,000,000
AMNS India | Joint Venture | NSC | Major business combination
Disclosure of joint ventures [line items]
Cash advances and loans from related parties	325,000,000
AMNS India | Joint Venture | Uttam Galva
Disclosure of joint ventures [line items]
Cash advances and loans from related parties			230,000,000
AMNS India | 7.0 billion Term Facility, Due in 2020
Disclosure of joint ventures [line items]
Proceeds from current borrowings			2,204,000,000
AMNS India | 7.0 billion Term Facility, Due in 2020 | Major business combination
Disclosure of joint ventures [line items]
Proceeds from current borrowings	$ 475,000,000
AMNS India | 7.0 billion Term Facility, Due in 2020 | Uttam Galva
Disclosure of joint ventures [line items]
Proceeds from current borrowings			$ 367,000,000
AMNS India | NSC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			40.00%
Equity interests of acquirer			$ 891,000,000
AMNS India | NSC | Uttam Galva
Disclosure of joint ventures [line items]
Equity interests of acquirer			115,000,000
AMNS India | ArcelorMittal and NSC
Disclosure of joint ventures [line items]
Equity interests of acquirer			2,253,000,000
Borrowings			3,679,000,000
AMNS India | ArcelorMittal and NSC | Uttam Galva
Disclosure of joint ventures [line items]
Borrowings			$ 597,000,000
Retained Earnings
Disclosure of joint ventures [line items]
Sharing of cash flow hedge gain with joint venture partner									141,000,000
Retained Earnings | AMNS India | NSC
Disclosure of joint ventures [line items]
Sharing of cash flow hedge gain with joint venture partner									$ 141,000,000